Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information
20.	Segment information
The CODM reviews financial information of operating segments based on internal management report amounts when making decisions about allocating resources and assessing the performance of the Group.
Before the disposal of Lianwai Kindergarten on November 28, 2018 (Note 4), the Company had two reportable segments, the kindergarten care service provided by Lianwai Kindergarten and the primary and middle school education business from grade 1 to grade 9 provided by Liandu Foreign Language School VIE. Accordingly, the financial statements for the year ended December 31, 2018 include segment information of kindergarten care service and the primary and middle school education business from grade 1 to grade 9.

The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments for 2018 were as follows:

	Kindergarten care service for period ended November 28, 2018	Grade 1-9 education business for year ended December 31, 2018	Consolidated for year ended December 31, 2018
	RMB	RMB	RMB
Net revenues	4,244,816	138,278,769	142,523,585
Cost of revenues	(3,152,096)	(86,457,872)	(89,609,968)

Gross profit	1,092,720	51,820,897	52,913,617

Operating expenses:
General and administrative expenses	(370,854)	(27,250,172)	(27,621,026)

Total operating expenses	(370,854)	(27,250,172)	(27,621,026)

Income from operations	721,866	24,570,725	25,292,591

Interest expense	(5,630)	(5,081,090)	(5,086,720)
Interest income	—	86,112	86,112
Change in fair value of short-term investments	—	60,931	60,931
Gain on disposal of Lianwai Kindergarten	—	242,971	242,971
Other income, net	10,967	6,805,589	6,816,556

Income before income taxes	727,203	26,685,238	27,412,441
Income tax expense	—	—	—

Net income	727,203	26,685,238	27,412,441
The Group’s CODM does not review the financial position by operating segments, thus no total assets of each operating segment presented.